Risk/Return Detail Data - Fidelity500IndexFund-PRO - USD ($)			12 Months Ended											60 Months Ended	84 Months Ended		108 Months Ended		120 Months Ended
		Apr. 29, 2026	Apr. 29, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 29, 2026	Apr. 29, 2026		Apr. 29, 2026		Apr. 29, 2026
FidelityFlex500IndexFund-PRO | Fidelity Flex 500 Index Fund | Fidelity Flex 500 Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[1]	0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
Annual Return, Inception Date		Mar. 09, 2017
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			17.61%											14.38%			14.68%	[2]
Annual Return [Percent]				17.61%	25.04%	26.27%	(18.09%)	28.69%	18.44%	31.46%	(4.43%)
FidelityFlex500IndexFund-PRO | Fidelity Flex 500 Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity Flex® 500 Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Flex® 500 Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization U.S. companies.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4 % of the average value of its portfolio.
Portfolio Turnover, Rate		4.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees paid at the fee-based account or plan level. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Fidelity U.S. Large Cap IndexSM. The Fidelity U.S. Large Cap Index SM is a float-adjusted market capitalization-weighted index designed to reflect the performance of U.S. large capitalization stocks. It is a subset of the Fidelity U.S. Total Investable Market Index SM (a float-adjusted market capitalization-weighted index designed to reflect the performance of the U.S. equity market, including large-, mid-, and small-capitalization stocks) representing the largest companies. Large capitalization stocks are considered to be stocks of the largest 500 U.S. companies based on float-adjusted market capitalization. The Fidelity U.S. Large Cap Index SM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all U.S. stocks meeting certain market capitalization, liquidity, and investability requirements. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level. Prior to July 21, 2025, the fund compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Visit www.401k.com and log in or www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com and log in or www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(4.60%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		20.52%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.56%)
Performance Table Heading		Average Annual Returns
Performance Table Market Index Changed		Effective July 21, 2025, the fund began comparing its performance to the Fidelity U.S. Large Cap Index SM .
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFlex500IndexFund-PRO | Fidelity Flex 500 Index Fund | After Taxes on Distributions | Fidelity Flex 500 Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			17.26%											13.97%			14.23%	[2]
FidelityFlex500IndexFund-PRO | Fidelity Flex 500 Index Fund | After Taxes on Distributions and Sales | Fidelity Flex 500 Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.62%											11.46%			12.13%	[2]
FidelityFlex500IndexFund-PRO | Fidelity Flex 500 Index Fund | IXRP2
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Flex 500 Linked Index℠
Average Annual Return, Percent			17.62%											14.37%			14.68%
FidelityFlex500IndexFund-PRO | Fidelity Flex 500 Index Fund | IXYDD
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity U.S. Large Cap Index℠
Average Annual Return, Percent			17.81%											13.99%				[3]
FidelityFlex500IndexFund-PRO | Fidelity Flex 500 Index Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											14.42%			14.71%
Fidelity500IndexFund-PRO | Fidelity 500 Index Fund | Fidelity 500 Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.015%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.015%
Expense Example, with Redemption, 1 Year		$ 2
Expense Example, with Redemption, 3 Years		5
Expense Example, with Redemption, 5 Years		8
Expense Example, with Redemption, 10 Years		$ 19
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			17.86%											14.41%					14.81%
Annual Return [Percent]				17.86%	25.00%	26.29%	(18.13%)	28.69%	18.40%	31.47%	(4.40%)	21.81%	11.97%
Fidelity500IndexFund-PRO | Fidelity 500 Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® 500 Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® 500 Index Fund seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 3 % of the average value of its portfolio.
Portfolio Turnover, Rate		3.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks included in the S&P 500® Index. The S&P 500 ® Index is a market capitalization-weighted index of 500 common stocks that represents the performance of the large-capitalization segment of the U.S. market. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund. The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(4.34%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		20.53%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.59%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Fidelity500IndexFund-PRO | Fidelity 500 Index Fund | After Taxes on Distributions | Fidelity 500 Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			17.51%											14.02%					14.30%
Fidelity500IndexFund-PRO | Fidelity 500 Index Fund | After Taxes on Distributions and Sales | Fidelity 500 Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.77%											11.50%					12.33%
Fidelity500IndexFund-PRO | Fidelity 500 Index Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											14.42%					14.82%
FidelityFlexLargeCapFocusedIndexFund-Pro | Fidelity Flex Large Cap Focused Index Fund | Fidelity Flex Large Cap Focused Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[4]	0.00%
Expenses (as a percentage of Assets)	[5]	0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
FidelityFlexLargeCapFocusedIndexFund-Pro | Fidelity Flex Large Cap Focused Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity Flex® Large Cap Focused Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Flex® Large Cap Focused Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization U.S. companies.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from July 24, 2025 to February 28, 2026, the fund's portfolio turnover rate was 4% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate		4.00%
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees paid at the fee-based account or plan level. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of large capitalization companies included in the Fidelity U.S. Large Cap Focused IndexSM. The Fidelity U.S. Large Cap Focused Index SM is designed to reflect the performance of stocks of large capitalization U.S. companies. Large capitalization stocks are considered to be stocks of the largest 500 U.S. companies based on float-adjusted market capitalization. The Fidelity U.S. Large Cap Focused Index SM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all U.S. stocks meeting certain market capitalization, liquidity and investability requirements. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Fidelity U.S. Large Cap Focused Index℠. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelitySeriesTotalMarketIndexFund-PRO | Fidelity Series Total Market Index Fund | Fidelity Series Total Market Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
Annual Return, Inception Date		Apr. 26, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			17.05%											13.09%	14.49%	[6]
Annual Return [Percent]				17.05%	23.91%	26.14%	(19.53%)	25.63%	20.79%
FidelitySeriesTotalMarketIndexFund-PRO | Fidelity Series Total Market Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Series Total Market Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Series Total Market Index Fund seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11 % of the average value of its portfolio.
Portfolio Turnover, Rate		11.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities included in the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market Index SM is a float-adjusted market capitalization-weighted index of approximately 5,000 common stocks of companies headquartered in the United States and listed on a primary U.S. exchange. The index represents the performance of a broad range of U.S. stocks. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Dow Jones U.S. Total Stock Market Index℠. Lending securities to earn income for the fund. The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(4.01%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		22.08%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.99%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesTotalMarketIndexFund-PRO | Fidelity Series Total Market Index Fund | After Taxes on Distributions | Fidelity Series Total Market Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			16.69%											12.67%	14.01%	[6]
FidelitySeriesTotalMarketIndexFund-PRO | Fidelity Series Total Market Index Fund | After Taxes on Distributions and Sales | Fidelity Series Total Market Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.29%											10.38%	11.72%	[6]
FidelitySeriesTotalMarketIndexFund-PRO | Fidelity Series Total Market Index Fund | WA006
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Dow Jones U.S. Total Stock Market Index℠
Average Annual Return, Percent			17.05%											13.07%	14.47%
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO | Fidelity Extended Market Index Fund | Fidelity Extended Market Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.035%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.035%
Expense Example, with Redemption, 1 Year		$ 4
Expense Example, with Redemption, 3 Years		11
Expense Example, with Redemption, 5 Years		20
Expense Example, with Redemption, 10 Years		$ 45
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.40%											6.20%					11.02%
Annual Return [Percent]				11.40%	16.98%	25.37%	(26.43%)	12.41%	32.16%	28.00%	(9.36%)	18.22%	16.11%
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO | Fidelity Extended Market Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Extended Market Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Extended Market Index Fund seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization United States companies.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23 % of the average value of its portfolio.
Portfolio Turnover, Rate		23.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks included in the Dow Jones U.S. Completion Total Stock Market IndexSM, which represents the performance of stocks of mid- to small-capitalization U.S. companies. The Dow Jones U.S. Completion Total Stock Market Index SM is a float-adjusted market capitalization-weighted index of approximately 4,500 common stocks of companies headquartered in the United States, on a primary U.S. exchange. The Dow Jones U.S. Completion Total Stock Market Index SM broadly represents the performance of stocks of mid- to small-capitalization U.S. companies. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Dow Jones U.S. Completion Total Stock Market Index℠. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(1.26%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		31.18%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(28.04%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO | Fidelity Extended Market Index Fund | After Taxes on Distributions | Fidelity Extended Market Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			11.25%											5.62%					10.06%
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO | Fidelity Extended Market Index Fund | After Taxes on Distributions and Sales | Fidelity Extended Market Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.86%											4.74%					8.79%
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO | Fidelity Extended Market Index Fund | WA006
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Dow Jones U.S. Total Stock Market Index℠
Average Annual Return, Percent			17.05%											13.07%					14.21%
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO | Fidelity Extended Market Index Fund | WA008
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Dow Jones U.S. Completion Total Stock Market Index℠
Average Annual Return, Percent			11.32%											6.06%					10.87%
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO | Fidelity International Index Fund | Fidelity International Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.035%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.035%
Expense Example, with Redemption, 1 Year		$ 4
Expense Example, with Redemption, 3 Years		11
Expense Example, with Redemption, 5 Years		20
Expense Example, with Redemption, 10 Years		$ 45
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			31.96%											9.12%					8.42%
Annual Return [Percent]				31.96%	3.71%	18.31%	(14.24%)	11.45%	8.17%	22.00%	(13.52%)	25.38%	1.34%
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO | Fidelity International Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® International Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® International Index Fund seeks to provide investment results that correspond to the total return of foreign stock markets.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4 % of the average value of its portfolio.
Portfolio Turnover, Rate		4.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks included in the MSCI EAFE Index, which represents the performance of foreign stock markets. The MSCI EAFE Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors in developed markets, excluding the U.S. & Canada. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, earnings growth, and country weightings to attempt to replicate the returns of the MSCI EAFE Index. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		0.95%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2022
Highest Quarterly Return		18.28%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(23.02%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO | Fidelity International Index Fund | After Taxes on Distributions | Fidelity International Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			30.91%											8.40%					7.78%
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO | Fidelity International Index Fund | After Taxes on Distributions and Sales | Fidelity International Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			19.52%											7.11%					6.77%
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO | Fidelity International Index Fund | MS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI EAFE Index
Average Annual Return, Percent			31.59%											9.17%					8.42%
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO | Fidelity Total Market Index Fund | Fidelity Total Market Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.015%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.015%
Expense Example, with Redemption, 1 Year		$ 2
Expense Example, with Redemption, 3 Years		5
Expense Example, with Redemption, 5 Years		8
Expense Example, with Redemption, 10 Years		$ 19
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			17.05%											13.09%					14.23%
Annual Return [Percent]				17.05%	23.88%	26.12%	(19.51%)	25.65%	20.78%	30.92%	(5.28%)	21.18%	12.68%
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO | Fidelity Total Market Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Total Market Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Total Market Index Fund seeks to provide investment results that correspond to the total return of a broad range of United States stocks.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 3 % of the average value of its portfolio.
Portfolio Turnover, Rate		3.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks included in the Dow Jones U.S. Total Stock Market IndexSM, which represents the performance of a broad range of U.S. stocks. The Dow Jones U.S. Total Stock Market Index SM is a float-adjusted market capitalization-weighted index of approximately 5,000 common stocks of companies headquartered in the United States and listed on a primary U.S. exchange. The index represents the performance of a broad range of U.S. stocks. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Dow Jones U.S. Total Stock Market Index℠. Lending securities to earn income for the fund. The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(3.98%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		22.09%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.97%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO | Fidelity Total Market Index Fund | After Taxes on Distributions | Fidelity Total Market Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			16.76%											12.73%					13.75%
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO | Fidelity Total Market Index Fund | After Taxes on Distributions and Sales | Fidelity Total Market Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.28%											10.41%					11.83%
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO | Fidelity Total Market Index Fund | WA006
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Dow Jones U.S. Total Stock Market Index℠
Average Annual Return, Percent			17.05%											13.07%					14.21%
Document Type		485BPOS
Registrant Name		Fidelity Concord Street Trust

[1]
A The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.

[2]	A From March 9, 2017 .
[3]	B The inception date for the index was after the fund commenced operations, and returns for this time period are not yet available.
[4]	A Based on estimated amounts for the current fiscal year.
[5]
B The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.

[6]	A From April 26, 2019 .